Income Tax and Social Contribution (Details) - Schedule of Key Components of Deferred Income Tax and Social Contribution in the Balance Sheets - BRL (R$) R$ in Millions	Dec. 31, 2023	Dec. 31, 2022
Deferred income tax and social contribution
Deferred income tax and social contribution, assets	R$ 171	R$ 6
Deferred income tax and social contribution, liabilities
Deferred income tax and social contribution, net	171	6
Tax losses [Member]
Deferred income tax and social contribution
Deferred income tax and social contribution, assets	385	213
Deferred income tax and social contribution, liabilities
Deferred income tax and social contribution, net	385	213
Provision for legal proceedings [Member]
Deferred income tax and social contribution
Deferred income tax and social contribution, assets	81	44
Deferred income tax and social contribution, liabilities
Deferred income tax and social contribution, net	81	44
Exchange rate variation [Member]
Deferred income tax and social contribution
Deferred income tax and social contribution, assets
Deferred income tax and social contribution, liabilities	(66)	(28)
Deferred income tax and social contribution, net	(66)	(28)
Goodwill tax amortization [Member]
Deferred income tax and social contribution
Deferred income tax and social contribution, assets
Deferred income tax and social contribution, liabilities	(317)	(317)
Deferred income tax and social contribution, net	(317)	(317)
Fair value adjustment [Member]
Deferred income tax and social contribution
Deferred income tax and social contribution, assets
Deferred income tax and social contribution, liabilities	(25)	(29)
Deferred income tax and social contribution, net	(25)	(29)
Property, Plant and Equipment and Intangible Assets [Member]
Deferred income tax and social contribution
Deferred income tax and social contribution, assets	25	30
Deferred income tax and social contribution, liabilities
Deferred income tax and social contribution, net	25	30
Unrealized Losses with Tax Credits [Member]
Deferred income tax and social contribution
Deferred income tax and social contribution, assets
Deferred income tax and social contribution, liabilities	(15)	(6)
Deferred income tax and social contribution, net	(15)	(6)
Provision for restructuring [Member]
Deferred income tax and social contribution
Deferred income tax and social contribution, assets		12
Deferred income tax and social contribution, liabilities
Deferred income tax and social contribution, net		12
Borrowings Costs [Member]
Deferred income tax and social contribution
Deferred income tax and social contribution, assets
Deferred income tax and social contribution, liabilities	(66)	(35)
Deferred income tax and social contribution, net	(66)	(35)
Lease net of right of use [Member]
Deferred income tax and social contribution
Deferred income tax and social contribution, assets	3,071	2,785
Deferred income tax and social contribution, liabilities	(2,932)	(2,684)
Deferred income tax and social contribution, net	139	101
Provision of inventory [Member]
Deferred income tax and social contribution
Deferred income tax and social contribution, assets	30	26
Deferred income tax and social contribution, liabilities
Deferred income tax and social contribution, net	30	26
Others [Member]
Deferred income tax and social contribution
Deferred income tax and social contribution, assets
Deferred income tax and social contribution, liabilities		(5)
Deferred income tax and social contribution, net		(5)
Gross deferred income tax and social contribution assets (liabilities) [Member]
Deferred income tax and social contribution
Deferred income tax and social contribution, assets	3,592	3,110
Deferred income tax and social contribution, liabilities	(3,421)	(3,104)
Deferred income tax and social contribution, net	171	6
Compensation [Member]
Deferred income tax and social contribution
Deferred income tax and social contribution, assets	(3,421)	(3,104)
Deferred income tax and social contribution, liabilities	3,421	3,104
Deferred income tax and social contribution, net